FAIR VALUE MEASUREMENTS - Term Deposits and Convertible Debt (Details) ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Carrying amounts and fair values of debt securities
Term deposits, non-current	$ 86.9	₽ 5,005
Carrying amount
Carrying amounts and fair values of debt securities
Term deposits, non-current	86.9	5,005
Convertible debt	(309.6)	(17,834)	₽ (18,750)
Total	(222.7)	(12,829)	(18,750)
Fair value
Carrying amounts and fair values of debt securities
Term deposits, non-current	87.0	5,013
Convertible debt	(318.1)	(18,323)	(19,228)
Total	$ (231.1)	₽ (13,310)	₽ (19,228)